Consolidated balance sheet - SEK (kr) kr in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Capitalized development expenses		kr 4,237	kr 4,593	kr 8,076
Goodwill		30,035	27,815	43,387
Intellectual property rights, brands and other intangible assets		3,474	4,148	7,747
Property, plant and equipment		12,849	12,857	16,734
Financial assets
Equity in joint ventures and associated companies		611	624	775
Other investments in shares and participations		1,515	1,279	1,179
Customer finance, non-current		1,180	2,178	2,128
Interest-bearing securities, non-current		23,982	25,105	7,586
Other financial assets, non-current		6,559	5,897	4,443
Deferred tax assets		23,152	21,963	16,998
Non-current assets		107,594	106,459	109,053
Current assets
Inventories		29,255	25,547	31,618
Contract assets		13,178	13,120	17,773
Trade receivables		51,172	48,105	48,358
Customer finance, current		1,704	1,753	2,625
Other current receivables		20,844	22,301	24,432
Interest-bearing securities, current		6,625	6,713	13,325
Cash and cash equivalents		38,389	35,884	36,966
Current assets		161,167	153,423	175,097
Total assets		268,761	259,882	284,150
Equity
Stockholders' equity		86,978	96,935	134,582
Non-controlling interest in equity of subsidiaries		792	636	675
Equity		87,770	97,571	135,257
Non-current liabilities
Post-employment benefits		28,720	25,009	23,723
Provisions, non-current		5,471	3,596	946
Deferred tax liabilities		670	901	2,147
Borrowings, non-current		30,870	30,500	18,653
Other non-current liabilities		4,346	2,776	2,621
Non-current liabilities		70,077	62,782	48,090
Current liabilities
Provisions, current		10,537	6,283	5,374
Borrowings, current		2,255	2,545	8,033
Contract liabilities		29,348	29,076	24,930
Trade payables		29,883	26,320	25,844
Other current liabilities		38,891	35,305	36,622
Current liabilities		110,914	99,529	100,803
Total equity and liabilities	[1]	kr 268,761	kr 259,882	kr 284,150

[1]	Of which interest-bearing liabilities SEK 33,125 (33,045) million.